Loans Receivable and Allowance for Loan Losses (Changes in the Accretable Yield for Purchased Credit Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans Receivable and Allowance for Loan Losses [Abstract]
Balance at beginning of period	$ 0	$ 8	$ 20
Additions	239	0	0
Accretion	(30)	(1)	(12)
Reclassification and other	(1)	(7)	0
Balance at end of period	$ 208	$ 0	$ 8